Contributed surplus (Tables)	12 Months Ended
Dec. 31, 2021
Contributed surplus.
Reconciliation of share based compensation - options

		Weighted
	Number of	average
	stock options	exercise price
Outstanding as at December 31, 2018	534,000	$5.85
Granted	77,000	13.15
Exercised	(10,666)	(5.10)
Forfeited	(700)	(5.00)

Outstanding as at December 31, 2019	599,634	$6.80
Granted	159,500	9.45
Exercised	–	–
Forfeited	(22,634)	(7.50)

Outstanding as at December 31, 2020	736,500	$7.35
Granted	186,500	14.16
Exercised	(5,500)	(5.23)
Forfeited	(20,000)	(12.62)

Outstanding as at December 31, 2021	897,500	$8.66

Reconciliation of broker warrants

		Weighted
	Number of	average
	broker warrants	exercise price
Outstanding as at December 31, 2018	100,729	$10.00
Granted	112,909	12.05

Outstanding as at December 31, 2019	213,638	$11.10
Expired	(100,729)	10.00

Outstanding as at December 31, 2020	112,909	$12.07
Exercised	(1,800)	(12.07)
Expired	(111,109)	(12.07)

Outstanding as at December 31, 2021	–	$–